Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Computation Of Earnings Per Share Line Items
Shares not included in computing diluted earnings per share because effects were anti-dilutive	33,451	60,973	47,041	68,473	89,473	68,707